Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1,000,001	1,000,001
Preferred stock, shares outstanding	1,000,001	1,000,001
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	7,000,000,000	7,000,000,000
Common stock, shares issued	2,405,413,500	2,405,413,500
Common stock, shares outstanding	2,405,413,500	2,405,413,500